Related Parties (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
		Nov. 13, 2019 USD ($)	Aug. 06, 2019	Apr. 17, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Related Parties (Textual)
Compensation related expenses					$ 631		$ 518		$ 620
Bonus, description					(i) 2% of the Company's consolidated gross profit, or (ii) 4% of the Company's consolidated EBITDA, in each case, based on the Company's annual audited consolidated financial statement. In the event the Company recognizes a loss and a negative EBITDA in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares. These performance goals were not met for the years ended December 31, 2019 and therefore no performance bonus was recorded or paid.	(i) 2% of the Company's consolidated gross profit, or (ii) 4% of the Company's consolidated EBITDA, in each case, based on the Company's annual audited consolidated financial statement. In the event the Company recognizes a loss and a negative EBITDA in a specific year, then, to the extent an executive is entitled to a bonus in an amount equal to 2% of the gross profit, such bonus (if applicable) will be paid through the issuance of ordinary shares. These performance goals were not met for the years ended December 31, 2019 and therefore no performance bonus was recorded or paid.
Restricted ordinary shares | shares				350,000
Legal fees	[1]				$ 2,752		3,756		2,741
Description of related Party			Board of directors approved indemnification of Mr, Hurgin and Mr. Aurovsky of $250 thousand. On November 13, 2019 Mr. Hurgin advanced through one of his wholly owned companies $100 thousand for legal fees in respect of the motion to dismiss the SEC civil complaint against the Significant Shareholders. As the Company's board of directors approved indemnification for such litigation for up to $250 thousand. The amount advanced by Mr. Hurgin was accrued and recorded within the 'Related parties' line item as part of the consolidated balance sheet as of December 31, 2019.
Controlling Shareholders [Member]
Related Parties (Textual)
Gross monthly salary					34
Annual performance bonus					$ 96
Temporary reduction salaries percentage					50.00%	50.00%
Exchange rate | $ / shares					$ 1.00
Controlling Shareholders [Member] | NIS [Member]
Related Parties (Textual)
Gross monthly salary | ₪						₪ 120
Compensation related expenses | ₪						3,450
Annual performance bonus | ₪						₪ 360
Exchange rate | $ / shares					$ 3.748
Mr. Hurgin [Member]
Related Parties (Textual)
Legal fees		$ 100
Shareholders compensation [Member]
Related Parties (Textual)
Compensation related expenses					$ 998		$ 471		$ 690
Description of related Party					The Significant Shareholders compensation related expenses in the years ended December 31, 2019, 2018 and 2017 amounted to NIS 3,450 thousand (approximately $998 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), NIS 1,767 thousand (approximately $471 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and NIS 2,391 thousand (approximately $690 thousand based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017), respectively.	The Significant Shareholders compensation related expenses in the years ended December 31, 2019, 2018 and 2017 amounted to NIS 3,450 thousand (approximately $998 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), NIS 1,767 thousand (approximately $471 thousand based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) and NIS 2,391 thousand (approximately $690 thousand based on the exchange rate of $1.00 / NIS 3.467 in effect as of December 31, 2017), respectively.
Shareholders compensation [Member] | NIS [Member]
Related Parties (Textual)
Compensation related expenses | ₪						₪ 3,450		₪ 1,767		₪ 2,391

[1]	The 2017 legal fees include a deduction of $2.0 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement.